Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
F.	Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following (in thousands):

	December 31,
	2019	2018
Accrued interest	$359	$1,921
Accrued banking fees	700	700
Accrued severance	—	193
Accrued payroll	1	731
Accrued professional fees	2,364	230
Accounts payable	1,140	3,715
Other accrued expenses	347	852

Total accounts payable and accrued expenses	$4,911	$8,342